Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: March 31, 2006
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 04/11/06





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
62
Form 13F Information Table Value Total:
$309,650
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting  Authority
                                                       Prn Amt            Call  Discretion  Managers


Allied Waste            ComPar$.01 019589308  10,239    836,500      SH          DEFINED             836,500
American Natl Bankshare Com        027745108     422     18,000      SH          SOLE                 18,000
Assurant                Com        04621X108   3,761     76,370      SH          DEFINED              76,370
Atlas America           Com        049167109     717     14,998      SH          SOLE                 14,998
Baker Michael Corp      Com        057149106   9,861    348,067      SH          DEFINED             348,067
Berkley, WR             Com        084423102   2,151     37,050      SH          SOLE                 37,050
Brush Engineered        Com        117421107   6,086    308,175      SH          DEFINED             308,175
Burlington Res Inc.     Com        122014103   3,820     41,565      SH          DEFINED              41,565
CNX Gas Corp            Com        12618H309   1,399     53,800      SH          DEFINED              53,800
Chesapeake Utilities    Com        165303108     226      7,230      SH          SOLE                  7,230
CIT Group               Com        125581108   3,259     60,897      SH          DEFINED              60,897
Digi Intl Inc.          Com        253798102     651     55,800      SH          SOLE                 55,800
EOG Res Inc.            Com        26875P101   5,135     71,320      SH          DEFINED              71,320
Emcor Group             Com        29084Q100   9,594    193,196      SH          DEFINED             193,196
Emerson Elec Co.        Com        291011104   2,836     33,915      SH          DEFINED              33,915
Energen Corp.           Com        29265N108   5,818    166,240      SH          DEFINED             166,240
Energy Partners         Com        29270U105   1,804     76,525      SH          DEFINED              76,525
FTI Consulting          Com        302941109   9,596    336,355      SH          DEFINED             336,355
First Potomac           Com        33610F109     371     13,125      SH          DEFINED              13,125
Griffon Corp.           Com        398433102   1,346     54,180      SH          DEFINED              54,180
John Hancock Bk      SHBENINT      409735107   1,020    106,355      SH          SOLE                106,355
KMG America Corp.       Com        482563103   7,943    927,975      SH          DEFINED             927,975
NGP Capital Resources   Com        62912R107   7,198    529,270      SH          DEFINED             529,270
OceanFirst              Com        675234108     280     11,434      SH          SOLE                 11,434
PartnerRe Holdings      Com        G6852T105   5,965     96,069      SH          DEFINED              96,069
PFF Bancorp             Com        69331W104   1,715     50,886      SH          SOLE                 50,886
PPL Corporation         Com        69351T106   7,727    262,825      SH          DEFINED             262,825
Pentair                 Com        709631105     815     20,000      SH          SOLE                 20,000
Prestige Brands         Com        74112D101   1,417    116,400      SH          DEFINED             116,400
Provident Bankshares    Com        743859100     954     26,190      SH          SOLE                 26,190
Radyne Comstream        Com        750611402   4,681    293,124      SH          DEFINED             293,124
Rush Enterprises        CLA        781846209   6,763    384,705      SH          DEFINED             384,705
Rush Enterprises        CLB        781846308   2,871    172,199      SH          SOLE                172,199
SCS Transn              Com        81111T102     821     28,200      SH          SOLE                 28,200
SunTrust Bks            Com        867914103   3,205     44,045      SH          DEFINED              44,045
Suncor Energy           Com        867229106  15,081    195,805      SH          DEFINED             195,805
USI Hldgs               Com        90333H101   7,675    475,793      SH          DEFINED             475,793
United America          CLA        90933T109  10,133    442,498      SH          DEFINED             442,498
Urstadt Biddle Pptys    CLA        917286205     495     27,500      SH          SOLE                 27,500
Wabash Natl             Com        929566107   8,143    412,295      SH          DEFINED             412,295
Washington Mutual       Com        939322103   2,942     69,032      SH          DEFINED              69,032
Waste Industries        Com        941057101   3,998    184,516      SH          DEFINED             184,516
Agere Sys          Note 6.5 12/1   00845VAA8  11,862 11,990,000      PRN         DEFINED          11,990,000
Allied Waste Inds  SDCV 4.25 4/1   019589AD2   2,775  2,981,000      PRN         DEFINED           2,981,000
Atmel Corp.        SDCV      5/2   049513AE4   4,690  9,520,000      PRN         DEFINED           9,520,000
BEA Systems        Note 4.0 12/1   073325AD4   6,033  6,075,000      PRN         DEFINED           6,075,000
Brocade Commun     Note 2.0  1/0   111621AB4   3,253  3,277,000      PRN         DEFINED           3,277,000
Brooks Auto        Note 4.75 6/0   11434AAB6  16,613 17,038,000      PRN         DEFINED          17,038,000
Ciena Corp.        Note 3.75 2/0   171779AA9   9,972 10,466,000      PRN         DEFINED          10,466,000
CorTherapeutics    Note 5.0  3/0   217753AD4     297    300,000      PRN         SOLE                300,000
Curagen Corp       SDCV 6.0  2/0   23126RAC5   2,982  3,020,000      PRN         SOLE              3,020,000
Emulex Corp.       Note 0.25 12/1  292475AD2     476    494,000      PRN         DEFINED             494,000
King Pharmac.      DBCV 2.75 11/1  495582AG3   2,067  2,097,000      PRN         DEFINED           2,097,000
Mercury Interact   Note 4.75 7/0   589405AB5  13,621 13,800,000      PRN         DEFINED          13,800,000
Mercury Interact   Note      5/0   589405AD1   3,616  3,485,000      PRN         SOLE              3,485,000
Millennium Pharm   Note 5.5  1/1   599902AB9   5,358  5,398,000      PRN         DEFINED           5,398,000
Nektar Ther        Note 5.0  2/0   457191AF1   4,149  4,186,000      PRN         DEFINED           4,186,000
Nektar Ther        Note 3.5 10/1   457191AH7   4,194  4,305,000      PRN         DEFINED           4,305,000
Quanta Svcs        Note 4.0  7/0   74762EAA0  15,237 15,688,000      PRN         DEFINED          15,688,000
Sepracor           SDCV 5.0  2/1   817315AL8  12,345 12,283,000      PRN         DEFINED          12,283,000
Veeco Instrs       Note 4.125 12/2 922417AB6   8,251  8,500,000      PRN         DEFINED           8,500,000
Wind River System  Note 3.75 12/1  973149AE7     925    929,000      PRN         DEFINED             929,000
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